Financial instruments - Trade and Other Receivables Reconciliation (Details)	3 Months Ended
	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Financial instruments [Line Items]
Gross receivables		$ 916,815,000	$ 1,098,326,000
Impairment provision for doubtful receivables		(7,075,000)	(8,815,000)
Trade and other receivables		909,740,000	1,089,511,000
Battery-Grade Lithium Hydroxide Monohydrate Plant
Financial instruments [Line Items]
Production capacity, metric tons	20,000
Receivables related to credit operations, current
Financial instruments [Line Items]
Gross receivables		787,667,000	1,006,982,000
Impairment provision for doubtful receivables		(3,245,000)	(4,759,000)
Trade and other receivables		784,422,000	1,002,223,000
Prepayments, current
Financial instruments [Line Items]
Gross receivables		75,414,000	39,493,000
Impairment provision for doubtful receivables		(784,000)	(784,000)
Trade and other receivables		74,630,000	38,709,000
Other receivables, current
Financial instruments [Line Items]
Gross receivables		21,209,000	19,920,000
Impairment provision for doubtful receivables		(3,046,000)	(3,272,000)
Trade and other receivables		18,163,000	16,648,000
Guarantee deposits
Financial instruments [Line Items]
Gross receivables		29,966,000	29,840,000
Impairment provision for doubtful receivables		0	0
Trade and other receivables		29,966,000	29,840,000
Other receivables, non-current
Financial instruments [Line Items]
Gross receivables		2,559,000	2,091,000
Impairment provision for doubtful receivables		0	0
Trade and other receivables		$ 2,559,000	$ 2,091,000